Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2021
Valuation And Qualifying Accounts
Valuation And Qualifying Accounts

Schedule II

The tables below detail the activity of the allowance for doubtful accounts and valuation allowance on deferred tax assets for the years ended December 31, 2020 and 2021:

	Balance at
	beginning of	Charged to	Charges utilized/	Balance at
	period	expenses	Write-offs	end of period
Allowance for doubtful accounts:
Year ended December 31, 2020	$1,114	$424	—	$1,538
Year ended December 31, 2021	$1,538	—	$21	$1,517

	Balance at	Addition	Charged
	beginning of	from	(credited) to	Balance at
	period	acquisition	expenses	end of period
Valuation allowance on deferred tax assets:
Year ended December 31, 2020	$(2,156)	$(9,401)	$(721)	$(12,278)
Year ended December 31, 2021	$(12,278)	—	$(2,158)	$(14,436)